Share-Based Compensation - Summary of Stock Options Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Contractual life	10 years	10 years	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate maximum	4.23%	4.57%	4.61%
Expected volatility range Maximum	51.33%	52.04%	50.69%
Fair market value per ordinary share as at valuation dates	$ 1.35	$ 0.76	$ 3.11
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	3.97%	3.70%	3.48%
Expected volatility range Minimum	48.47%	47.83%	47.90%
Fair market value per ordinary share as at valuation dates	$ 0.29	$ 0.28	$ 0.93